Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Other financial assets	¥ 1,118,962	¥ 1,037,397
Current assets	263,892	217,743
Non-current assets	855,070	819,654
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	164,503	166,936
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	85,235	79,176
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	12,689	11,499
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	65,723	53,290
Financial assets measured at amortized cost [member] | Other [member]
Disclosure of financial assets [line items]
Other financial assets	4,167	4,352
Financial assets measured at amortized cost [member] | Allowance for impairment losses [member]
Disclosure of financial assets [line items]
Other financial assets	(2,988)	(3,212)
Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	26,555	19,984
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	475,138	468,783
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	185,968	134,338
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 101,972	¥ 102,251